Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2015 Fund	Sep. 08, 2023
Fidelity Freedom 2015 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(14.48%)
Past 5 years	2.87%
Since Inception	3.69%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.20%	[1]
F0550
Average Annual Return:
Past 1 year	(14.37%)
Past 5 years	2.97%
Since Inception	3.75%	[1]

[1]	AFrom June 7, 2017.